INVENTORIES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES

7. INVENTORIES

Inventories consist of the following:

	As of June 30, 2021	As of December 31, 2020
Finished goods	$490,275	$589,814

For the three months ended June 30, 2021 and 2020, the Company didn’t recognize any inventory write-down. For the six months ended June 30, 2021 and 2020, the Company recognized inventory write-down of $36,636 and $0, respectively.

7. INVENTORIES Inventories consist of the following:
	As of December 31, 2020	As of December 31, 2019
Finished goods	$589,814	$-

Superior Living SDN. BHD. [Member] | March 31, 2020 [Member]
INVENTORIES	4 – INVENTORIES Inventories consist of the following:
	March 31, 2020	December 31, 2019

Finished goods	$616,880	$552,901

Superior Living SDN. BHD. [Member] | December 31, 2019 [Member]
INVENTORIES	4- INVENTORIES Inventories consist of the following:
	December 31, 2019	December 31, 2018

Finished goods	$552,901	$137,553